Income Taxes - Schedule of Components of Net Deferred Tax Asset (Liability) (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Net operating losses (NOL) and tax credit carryforwards	$ 76,346,005	$ 61,321,242
Intangible assets and goodwill	554,187	653,006
Reserves and accruals not currently deductible for tax purposes	290,413	389,037
Financing fees not currently deductible for tax purposes	1,446,462	22,651
Research and development costs	3,098,560	533,372
Non-deductible interest	3,349,307	3,985,157
Other	1,693,301	1,723,027
Subtotal	86,778,235	68,627,492
Less: valuation allowance	83,934,321	64,418,752
Total net deferred tax assets	2,843,914	4,208,740
Property, plant and equipment		(2,991,756)
Intangible assets and goodwill	(1,921,815)
Right-of-use assets	(767,164)	(748,475)
Other	(154,935)	(468,509)
Total deferred tax liabilities	$ (2,843,914)	$ (4,208,740)